                                                     Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  77
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  119
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On (date) pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 77 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement, related exhibits (filed herewith or incorporated by reference) and updating information in Item 26 of the Part C. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES FOR:
EQUI-VEST(R) (Series 100 and 300)
EQUI-VEST(R) Employer Sponsored Retirement Programs
Momentum(SM)
Momentum Plus(SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge, upon request.


A.   CHANGES TO VARIABLE INVESTMENT OPTIONS AND NEW VARIABLE INVESTMENT OPTIONS

1. On the first page of each Prospectus, the third sentence of the paragraph immediately following the chart listing the variable investment options is deleted in its entirety and replaced with the following:

     Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc., or Barr Rosenberg Variable Insurance Trust (the "Trusts").

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

     Certain EQ Advisors Trust portfolios available through variable investment options under your contract were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names. Please note that the AXA Moderate Allocation Portfolio is one of the AXA Allocation portfolios.

     In addition to the AXA Moderate Allocation option, we anticipate making available four other AXA Allocation variable investment options, the AXA Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate -- Class 1 variable investment option (described below) on or about October 20, 2003, subject to regulatory approval. The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Allocation portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

3. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced Portfolios and variable investment options are changed to the AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, and AXA Moderate Allocation Portfolios and variable investment options, respectively.

4. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (2) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) Portfolios replaces the information in the chart with respect to such Portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small Mid Cap Growth and AXA Premier VIP International Equity Portfolios replaces the information in the chart with respect to such Portfolios. Information regarding the AXA Rosenberg VIT Value Long/Short Equity, the U.S. Real Estate -- Class 1 and the remaining four AXA Allocation Portfolios is also added to the chart:


                                                                        x00595

-------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                       Objective
-------------------------------------------------------------------------------------------------
AXA Moderate Allocation             Seeks long-term capital appreciation and current income
 (formerly EQ/Balanced)
-------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks long-term growth of capital
 (formerly EQ/Aggressive Stock)
-------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield          Seeks to achieve high total return through a combination
 (formerly EQ/High Yield)           of current income and capital appreciation
-------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       Seeks long-term growth of capital
 Growth
-------------------------------------------------------------------------------------------------
AXA Premier VIP                     Seeks long-term growth of capital
 International Equity
-------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           Seeks long-term capital appreciation
-------------------------------------------------------------------------------------------------
AXA Conservative Allocation         Seeks a high level of current income
-------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation    Seeks current income and growth of capital, with a
                                    greater emphasis on current income
-------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation        Seeks long-term capital appreciation and current income
                                    with a greater emphasis on capital appreciation
-------------------------------------------------------------------------------------------------
 Barr Rosenberg Variable
  Insurance Trust
 Portfolio Name                      Objective
-------------------------------------------------------------------------------------------------
AXA Rosenberg VIT Value             Seeks to increase the value of your investment in bull
 Long/Short Equity                  markets and bear markets through strategies that are
                                    designed to have limited exposure to general equity
                                    market risk
-------------------------------------------------------------------------------------------------
 The Universal Institutional
  Funds, Inc.
 Portfolio Name                      Objective
-------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class 1(1)      Seeks to provide above average current income and
                                    long-term capital appreciation by investing primarily in
                                    equity securities of companies in the U.S. real estate
                                    industry, including real estate investment trusts
-------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 AXA Premier VIP Trust
Portfolio Name                       Adviser(s)*
----------------------------------------------------------------------------------------
AXA Moderate Allocation             o Equitable Life
 (formerly EQ/Balanced)
----------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)     o MFS Investment Management
                                    o Marsico Capital Management, LLC
                                    o Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------
AXA Premier VIP High Yield          o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           o Pacific Investment Management Company LLC
                                      (PIMCO)
----------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       o Alliance Capital Management L.P.
 Growth                             o Provident Investment Counsel, Inc.
                                    o Franklin Advisers, Inc.
----------------------------------------------------------------------------------------
AXA Premier VIP                     o Alliance Capital Management L.P., through its
 International Equity                 Bernstein Investment Research and
                                      Management Unit
                                    o Bank of Ireland Asset Management (U.S.)
                                      Limited
                                    o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------
AXA Aggressive Allocation           o Equitable Life
----------------------------------------------------------------------------------------
AXA Conservative Allocation         o Equitable Life
----------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation    o Equitable Life
----------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation        o Equitable Life
--------------------------------------------------------------------------------
 Barr Rosenberg Variable
  Insurance Trust
 Portfolio Name                     Investment Manager
----------------------------------------------------------------------------------------
AXA Rosenberg VIT Value             o AXA Rosenberg Investment Management LLC
 Long/Short Equity
----------------------------------------------------------------------------------------
 The Universal Institutional
  Funds, Inc.
 Portfolio Name                      Investment Manager
----------------------------------------------------------------------------------------
U.S. Real Estate -- Class 1(1)      o Van Kampen(2)
----------------------------------------------------------------------------------------


* Equitable Life serves as the investment manager for each Portfolio of EQ/Advisors Trust and AXA Premier VIP Trust. The Advisers indicated are those that make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

(1)  `Class 1' shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

B.   FEE TABLE INFORMATION

In the "Fee table" of each Prospectus, the footnote applicable to the information under the banner entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted in its entirety and replaced with the following:

Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class 1, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA Premier VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce Portfolio expenses, the lowest and highest figures would be as shown in the table below (based on estimated amounts for the current fiscal year, since initial seed capital was invested for the Portfolio representing the "Lowest" figure on July 31, 2003 and for the Portfolio representing the "Highest" figure on May 2, 2003):

-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from      Lowest     Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other
expenses) after expense cap                                                              0.10%      2.00%
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) after expense cap and after a portion of the brokerage commissions that
the Portfolio pays is used to reduce the Portfolio's expenses                            0.10%      2.00%
-----------------------------------------------------------------------------------------------------------

APPLICABLE TO EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PROGRAMS AND EQUI-VEST(R) (SERIES 100 AND 300) CONTRACTS ONLY:

C. CHANGES TO "SELECTING YOUR INVESTMENT METHOD -- MAXIMUM INVESTMENT OPTIONS CHOICE"

The AXA Aggressive Allocation option, the AXA Rosenberg VIT Value Long/Short Equity option, the U.S. Real Estate -- Class 1 option, the AXA Premier VIP Aggressive Equity option (replacing EQ/Aggressive Stock), and the AXA Moderate-Plus Allocation option are added to Section A of the chart under "domestic stocks." The AXA Moderate Allocation option (replacing EQ/Balanced) is added to Section A of the chart under "Balanced hybrid."

The AXA Allocation Conservative option, the AXA Allocation Conservative-Plus option, and the AXA Premier VIP High Yield option (replacing EQ/High Yield) are added to Section B of the chart under "fixed income."

APPLICABLE TO MOMENTUM(SM) AND MOMENTUM PLUS(SM) CONTRACTS ONLY:

D.   CHANGES TO "TRANSFERRING YOUR ACCOUNT VALUE"

In "Transferring your money among investment options" under "Transferring your retirement account value," the third paragraph is deleted in its entirety and replaced with the following paragraph:

If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP High Yield, EQ/Money Market, AXA Premier VIP Core Bond, EQ/J.P.Morgan Core Bond, AXA Allocation Conservative, or AXA Allocation Conservative-Plus options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:

APPLICABLE TO EQUI-VEST EMPLOYER SPONSORED RETIREMENT PROGRAMS CONTRACTS ONLY:

E.   CHANGE TO BENEFICIARY CONTINUATION OPTION.

The Beneficiary continuation option is now available to SIMPLE IRA contracts, resulting in the following changes to the Prospectus:

1.   In "Payment of death benefit," the heading is modified to read:

     "Beneficiary continuation option (for TSAs and SIMPLE IRAs only)"

2.   The first sentence of the second paragraph is revised as follows:

     "Upon your death under a TSA or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum."



           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                              New York, NY 10104
                                (212) 554-1234

  Copyright 2003. The Equitable Life Assurance Society of the United States.
                             All Rights reserved.
EQUI-VEST(R), Momentum(SM) and Momentum Plus(SM) are registered servicemarks or servicemarks of
           The Equitable Life Assurance Society of the United States.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES FOR:
EQUI-VEST(R) Express(SM)
EQUI-VEST(R) (Series 800)
EQUI-VEST(R) Vantage(SM) (Series 900)
TSA Advantage(SM) (Series 600)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge, upon request.


A.  CHANGES TO VARIABLE INVESTMENT OPTIONS AND NEW VARIABLE INVESTMENT OPTIONS

1. On the first page of each Prospectus, the third sentence of the paragraph immediately following the chart listing the variable investment options is deleted in its entirety and replaced with the following:

    Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc., or Barr Rosenberg Variable Insurance Trust (the "Trusts").

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

    Certain EQ Advisors Trust portfolios available through variable investment options under your contract were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names. Please note that the AXA Moderate Allocation Portfolio is one of the AXA Allocation portfolios.

    In addition to the AXA Moderate Allocation option, we anticipate making available four other AXA Allocation variable investment options, the AXA Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate -- Class 1 variable investment option (described below) on or about October 20, 2003, subject to regulatory approval. The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Allocation portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

3. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced Portfolios and variable investment options are changed to the AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, and AXA Moderate Allocation Portfolios and variable investment options, respectively.

4. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (2) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) Portfolios replaces the information in the chart with respect to such Portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP International Equity Portfolios replaces the information in the chart with respect to such Portfolios. Information regarding the AXA Rosenberg VIT Value Long/Short Equity, the U.S. Real Estate -- Class 1 and the remaining four AXA Allocation Portfolios is also added to the chart:

                                                                         x00596

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
PORTFOLIO NAME                       OBJECTIVE                                                  ADVISER(S)*
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation             Seeks long-term capital appreciation and current income     o Equitable Life
 (formerly EQ/Balanced)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks long-term growth of capital                           o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)                                                                 o MFS Investment Management
                                                                                                o Marsico Capital Management, LLC
                                                                                                o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield          Seeks to achieve high total return through a combination    o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           of current income and capital appreciation                  o Pacific Investment Management
                                                                                                  Company LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       Seeks long-term growth of capital                           o Alliance Capital Management L.P.
 Growth                                                                                         o Provident Investment Counsel, Inc.
                                                                                                o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International       Seeks long-term growth of capital                           o Alliance Capital Management L.P.,
 Equity                                                                                           through its Bernstein Investment
                                                                                                  Research and Management Unit
                                                                                                o Bank of Ireland Asset Management
                                                                                                  (U.S.) Limited
                                                                                                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           Seeks long-term capital appreciation                        o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation         Seeks a high level of current income                        o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation    Seeks current income and growth of capital, with a          o Equitable Life
                                    greater emphasis on current income
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation        Seeks long-term capital appreciation and current income     o Equitable Life
                                    with a greater emphasis on capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE
  INSURANCE TRUST
 PORTFOLIO NAME                      OBJECTIVE                                                  INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
AXA Rosenberg VIT Value             Seeks to increase the value of your investment in bull      o AXA Rosenberg Investment
 Long/Short Equity                  markets and bear markets through strategies that are          Management LLC
                                    designed to have limited exposure to general equity
                                    market risk
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
 PORTFOLIO NAME                      OBJECTIVE                                                  INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class 1(1)      Seeks to provide above average current income and           o Van Kampen(2)
                                    long-term capital appreciation by investing primarily in
                                    equity securities of companies in the U.S. real estate
                                    industry, including real estate investment trusts
------------------------------------------------------------------------------------------------------------------------------------

* Equitable Life serves as the investment manager for each Portfolio of EQ/Advisors Trust and AXA Premier VIP Trust. The Advisers indicated are those that make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.
(1)  `Class 1' shares are defined in the current underlying Trust prospectus.
(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

B.    FEE TABLE INFORMATION

In the "Fee table" of each prospectus, the footnote applicable to the information under the banner entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted in its entirety and replaced with the following:

Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class 1, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA Premier VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce Portfolio expenses, the lowest and highest figures would be as shown in the table below (based on estimated amounts for the current fiscal year, since initial seed capital was invested for the Portfolio representing the "Lowest" figure on July 31, 2003 and for the Portfolio representing the "Highest" figure on May 2, 2003):


------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from Portfolio           Lowest     Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses) after
expense cap                                                                                             0.35%      2.00%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) after
expense cap and after a portion of the brokerage commissions that the Portfolio pays is                 0.35%      2.00%
used to reduce the Portfolio's expenses
------------------------------------------------------------------------------------------------------------------------------------

C. CHANGES TO "SELECTING YOUR INVESTMENT METHOD -- MAXIMUM INVESTMENT OPTIONS CHOICE"

The AXA Aggressive Allocation option, the AXA Rosenberg VIT Value Long/Short Equity option, the U.S. Real Estate -- Class 1 option, the AXA Premier VIP Aggressive Equity option (replacing EQ/Aggressive Stock), and the AXA Moderate-Plus Allocation option are added to Section A of the chart under "domestic stocks." The AXA Moderate Allocation option (replacing EQ/Balanced) is added to Section A of the chart under "Balanced hybrid." The AXA Allocation Conservative option, the AXA Allocation Conservative-Plus option, and the AXA Premier VIP High Yield option (replacing EQ/High Yield) are added to Section B of the chart under "fixed income."








           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 (212) 554-1234
  COPYRIGHT 2003. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. ALL RIGHTS RESERVED. EQUI-VEST(R), EQUI-VEST(R) EXPRESS(SM), EQUI-VEST(R)
                      VANTAGE(SM) AND EQUI-VEST(R) EMPLOYER
SPONSORED RETIREMENT PROGRAMS TSA ADVANTAGE(SM) ARE REGISTERED SERVICEMARKS OR
                                SERVICEMARKS OF
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of including the exhibits noted below and updating Item 26. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the N-4 Registration Statement File No. 2-30070.

Item 24.    EXHIBITS

            Exhibits No.


              8.(c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States.


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

            Separate Account A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

            AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 4th day of August, 2003.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

August 4, 2003

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                                                         DOCUMENT TAG
-----------                                                         ------------

8.d              Form of Participation Agreement                     EX-99.8(d)